Marketable Securities (Detail Textuals)	12 Months Ended
Aug. 31, 2020 USD ($)
Marketable Securities [Abstract]
Marketable securities realised loss received from licensee in lieu of cash	$ 18,198
Proceeds from sale of Marketable securities received from licensee in lieu of cash	$ 6,802